Annual Fund Operating Expenses - AMG Managers Brandywine Fund - Class I	Feb. 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.11%